CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Millions, $ in Millions	Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Retained Earnings CNY (¥)	Accumulated Other Comprehensive (Loss) Income CNY (¥)	Noncontrolling Interest CNY (¥)	USD ($) shares	CNY (¥) shares
Increase (Decrease) in Stockholders' Equity
Cumulative effect of the adoption of ASU | ASU 2014-09				¥ (209)				¥ (209)
Balance at Dec. 31, 2015	¥ 0	¥ (107)	¥ 2,470	1,007	¥ 60	¥ 11		¥ 3,441
Balance issued (in shares) at Dec. 31, 2015 | shares	253,978,323
Balance outstanding (in shares) at Dec. 31, 2015 | shares							250,881,559	250,881,559
Treasury shares, balance (in shares) at Dec. 31, 2015 | shares		3,096,764
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks	¥ 0		11					¥ 11
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares	2,505,264						2,505,264	2,505,264
Issuance of ordinary shares for acquisition	¥ 0		1,143					¥ 1,143
Issuance of ordinary shares for acquisition (in shares) | shares	24,895,543						24,895,543	24,895,543
Share-based compensation			55					¥ 55
Excess tax benefit from share-based compensation			19					19
Net income				782		(8)		774
Unrealized securities holding gains, net of tax					16			16
Reclassification of realized gains to net income, net of tax					(68)			(68)
Dividends paid to noncontrolling interest holders						(4)		(4)
Capital contribution from noncontrolling interest holders			1			45		46
Disposal of noncontrolling interest for deconsolidation						(27)		(27)
Foreign currency translation adjustments					(13)			(13)
Balance at Dec. 31, 2016	¥ 0	¥ (107)	3,699	1,580	(5)	17		¥ 5,184
Balance issued (in shares) at Dec. 31, 2016 | shares	281,379,130
Balance outstanding (in shares) at Dec. 31, 2016 | shares							278,282,366	278,282,366
Treasury shares, balance (in shares) at Dec. 31, 2016 | shares		3,096,764
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks	¥ 0		9					¥ 9
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares	2,235,992						2,235,992	2,235,992
Share-based compensation			66					¥ 66
Issuance of ordinary shares under ADS lending arrangement	¥ 0							0
Issuance of ordinary shares under ADS lending arrangement (in shares) | shares	10,425,112
Capped Call options in connection with issuance of convertible senior notes			(177)					(177)
ADS lending arrangement in connection with issuance of convertible senior notes			27					27
Noncontrolling interest recognized in connection with acquisitions						4		4
Net income				1,228		0		1,228
Cash dividends declared/paid				(295)				(295)
Unrealized securities holding gains, net of tax					1			1
Reclassification of realized gains to net income, net of tax					(5)			(5)
Dividends paid to noncontrolling interest holders						(3)		(3)
Capital contribution from noncontrolling interest holders						26		26
Disposal of noncontrolling interest for deconsolidation						(4)		(4)
Noncontrolling interest recognized from partial disposal						0		0
Acquisition of noncontrolling interest			0			(4)		(4)
Foreign currency translation adjustments					177			177
Balance at Dec. 31, 2017	¥ 0	¥ (107)	3,624	2,513	168	36		¥ 6,234
Balance issued (in shares) at Dec. 31, 2017 | shares	294,040,234						294,040,234	294,040,234
Balance outstanding (in shares) at Dec. 31, 2017 | shares							280,518,358	280,518,358
Treasury shares, balance (in shares) at Dec. 31, 2017 | shares		3,096,764					3,096,764	3,096,764
Increase (Decrease) in Stockholders' Equity
Cumulative effect of the adoption of ASU | ASU 2016-01				41	(41)
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks	¥ 0		14					¥ 14
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares	2,557,654						2,557,654	2,557,654
Share-based compensation			83					¥ 83
Noncontrolling interest recognized in connection with acquisitions						150		150
Net income				716		11	$ 106	727
Cash dividends declared/paid				(660)				(660)
Dividends paid to noncontrolling interest holders						(5)		(5)
Capital contribution from noncontrolling interest holders						29		29
Acquisition of noncontrolling interest			(8)			(76)		(84)
Foreign currency translation adjustments					(169)		(25)	(169)
Balance at Dec. 31, 2018	¥ 0	¥ (107)	¥ 3,713	¥ 2,610	¥ (42)	¥ 145	$ 919	¥ 6,319
Balance issued (in shares) at Dec. 31, 2018 | shares	296,597,888						296,597,888	296,597,888
Balance outstanding (in shares) at Dec. 31, 2018 | shares							283,076,012	283,076,012
Treasury shares, balance (in shares) at Dec. 31, 2018 | shares		3,096,764					3,096,764	3,096,764